JOINT VENTURES AND ASSOCIATES - Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	$ 39,978,233	$ 39,786,353
Liabilities in joint ventures and associates	1,074,653	296,455
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	39,941,731	39,749,851
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Liabilities in joint ventures and associates	1,074,653	296,455
Alfalfa Technologies S.R.L
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	$ 36,502	$ 36,502